SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019 [1]	Dec. 18, 2020
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Assets or Liabilities that Relate to Transferor's Continuing Involvement in Securitized or Asset-backed Financing Assets, Policy [Policy Text Block]			$29,841
Recognition of Asset and Liability for Lease of Acquiree [Policy Text Block]			$10,780
Net cash used in operating activities	$ (19,496)	$ (14,543)	$ (21,961)	[1]	$ (37,052)
Net cash used in investing activities	$ (4,319)	$ (3,436)	(3,665)	[1]	$ (33,901)
Revision of Prior Period, Error Correction, Inventory Acquired As Part Of The Herbal Brands Acquisition Adjustment [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Net cash used in operating activities			3,800
Net cash used in investing activities			$ 3,800
Public warrants [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Outstanding shares						13,000,000
Private warrants [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Outstanding shares						4,900,000
Customer Concentration Risk [Member] | Accounts Receivable [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration risk, percentage			74.00%

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.